SUMMARY OF OUTSTANDING PROMISSORY NOTES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount	$ 1,455,750	$ 2,250,000
Carrying amount	1,252,373	1,846,583
Amortization of discounts	24,909
Convertible promissory notes payable	$ 1,277,282	2,030,550
Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount		250,000
Carrying amount		201,536
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 740,000	750,000
Carrying amount	$ 635,535	612,265
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 181,250	250,000
Carrying amount	$ 156,594	200,129
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 207,500	250,000
Carrying amount	$ 188,987	209,274
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 157,000	250,000
Carrying amount	$ 128,703	199,220
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 170,000	250,000
Carrying amount	$ 142,554	199,011
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount		250,000
Carrying amount		$ 199,011